Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Uncertain tax position	$ 56,931,000	$ 70,888,000	$ 38,099,000
Unrecognized tax benefits resulting from acquisitions	21,000,000	25,400,000
Unrecognized tax benefits that would impact effective tax rate	35,900,000	45,500,000
Accrued interest and penalties for uncertain tax positions	(1,600,000)	2,200,000
Accrued interest and penalties, Uncertain tax position included in Long-term tax receivable	13,100,000
Minimum
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits is reasonably possibility	10,900,000
Maximum
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits is reasonably possibility	21,300,000
Short-term liabilities
Operating Loss Carryforwards [Line Items]
Uncertain tax position	500,000	0
Other long-term liabilities
Operating Loss Carryforwards [Line Items]
Uncertain tax position	56,400,000	70,900,000
Federal and State Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	586,900,000	542,400,000
Tax loss carryforwards not subject to expiration	589,600,000	517,700,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	1,500,000	700,000
Tax loss carryforwards not subject to expiration	$ 97,500,000	$ 80,300,000